Other Borrowings (Assets Pledged As Collateral With FRB) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 55,610	$ 57,398
Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	16,380	19,696
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Assets pledged as collateral with the FRB	$ 39,230	$ 37,702